Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	2025	2024
	S$	S$

Cash at banks	8,577,947	65,195
Cash on hand	-	989

	8,577,947	66,184